CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS)/INCOME (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
EXPENSES:
Voyage expenses, related party	$ 3,381,564	$ 1,671,145	$ 29,769
General and administrative expenses, related party	2,100,000	1,200,000	400,000
OTHER INCOME/(EXPENSES):
Interest and finance costs, related party	$ 0	$ 204,167	$ 305,000